Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information

From time to time, the Company grants stock options to its employees, including the named executive officers. In addition, eligible employees were in the past able to voluntarily enroll in our ESPP and receive an option to purchase shares at a discount using payroll deductions accumulated during the applicable offering period; however, as noted above, the Compensation Committee suspended participation in the ESPP on December 11, 2024 and there were no offerings under the ESPP in 2025. Historically, the Company has a practice of granting equity awards (including new-hire option awards and annual equity grants) on the 1st or 15th day of the month following approval of such awards. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and at the time of each annual meeting of the Company’s stockholders, respectively, pursuant to the Non-Employee Director Compensation Policy, as further described under the heading, “Non-Employee Director Compensation—Non-Employee Director Compensation Policy” above. The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. Because the Compensation Committee has a practice of generally granting stock options on the 1st or 15th day of the month following the month in which the options are approved, the Compensation Committee generally does not take material non-public information (“MNPI”) into account when determining the timing of awards and it does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation. We have no information to disclose pursuant to Item 402(x)(2) of Regulation S-K. Our Compensation Committee will continue to evaluate our equity grant policies as we continue to evolve and grow as a public company.

Award Timing Method	From time to time, the Company grants stock options to its employees, including the named executive officers. In addition, eligible employees were in the past able to voluntarily enroll in our ESPP and receive an option to purchase shares at a discount using payroll deductions accumulated during the applicable offering period; however, as noted above, the Compensation Committee suspended participation in the ESPP on December 11, 2024 and there were no offerings under the ESPP in 2025. Historically, the Company has a practice of granting equity awards (including new-hire option awards and annual equity grants) on the 1st or 15th day of the month following approval of such awards. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and at the time of each annual meeting of the Company’s stockholders, respectively, pursuant to the Non-Employee Director Compensation Policy, as further described under the heading, “Non-Employee Director Compensation—Non-Employee Director Compensation Policy” above. The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false